Equity - Additional Information (Detail)									12 Months Ended			42 Months Ended
	Nov. 20, 2019 MXN ($) $ / shares	Aug. 29, 2019 MXN ($) $ / shares	May 17, 2019 MXN ($)	Apr. 23, 2019 MXN ($) $ / shares	Nov. 20, 2018 MXN ($) $ / shares	Aug. 21, 2018 MXN ($) $ / shares	May 11, 2018 MXN ($)	Apr. 25, 2018 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) Vote Director Member shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Feb. 28, 2014 MXN ($) shares	Apr. 23, 2020 MXN ($)	Apr. 25, 2017 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members									20.00%
Dividend payment per share | $ / shares	$ 4.21	$ 4.21		$ 8.42	$ 3.81	$ 3.81		$ 7.62
Dividend payment	$ 2,212,673,000	$ 2,212,673,000			$ 2,002,443,000	$ 2,002,443,000
Canceled reserve for repurchase of shares				$ 1,550,000,000				$ 1,250,000,000						$ 995,000,000
Reserve for repurchase of shares									$ 3,283,374,000	$ 3,283,374,000	$ 2,983,374,000		$ 1,550,000
Capital reduction per share | $ / shares				$ 3.03				$ 2.38
Capital reduction			$ 1,592,494,000				$ 1,250,870,000			1,592,494,000	1,250,870,000
Description of legal reserves									General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos).
Legal reserve									$ 1,592,551,000	$ 1,592,551,000	$ 1,345,709,000
Percentage of legal reserve									25.70%	25.70%	17.30%
Maximum amount of repurchase shares									$ 3,283,374,000
Repurchases of shares amount												$ 1,733,374,000
Remaining Shares on repurchased									$ 1,550,000,000
Number of shares repurchased | shares									0			35,424,453
Non-Mexican and individual shareholders [Member]
Disclosure Of Equity [Line Items]
Additional income tax on dividend									10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares				$ 1,550,000,000				$ 1,550,000,000					$ 1,550,000	$ 1,250,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock									15.00%
Number of directors | Director									4
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote									1
Maximum percentage of common stock									10.00%
Percentage of not having voting rights									10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock									10.00%
Number of directors | Director									11
Percentage of voting rights									10.00%
Right to appoint members number | Member									7
Number of members elected to the board of directors at a Shareholders' Meeting | Member									1